Fair value measurements (Financial assets and liabilities measured at fair value on recurring basis) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Assets
Derivative assets, fair value	$ 11,232	$ 69,105
Liabilities
Derivative liabilities, fair value	103,778	29,321
Recurring
Assets
Derivative assets, fair value	11,232	69,105
Liabilities
Derivative liabilities, fair value	103,778	29,321
Recurring | Level 1
Assets
Derivative assets, fair value	0	0
Liabilities
Derivative liabilities, fair value	0	0
Recurring | Level 2
Assets
Derivative assets, fair value	11,232	69,105
Liabilities
Derivative liabilities, fair value	103,778	29,321
Recurring | Level 3
Assets
Derivative assets, fair value	0	0
Liabilities
Derivative liabilities, fair value	$ 0	$ 0